UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Raiff Partners, Inc.
Address:                152 West 57th Street
                        New York, NY  10019

Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sheldon Brody
Title:    Chief Financial Officer
Phone:    212-247-6509

Signature, Place and Date of Signing:


/s/ Sheldon Brody                           New York, NY     February 12, 2010


Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                             FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                             3
Form 13F Information Table Entry Total                        37
Form 13F Information Table Value Total:     $171,642 (thousands)

List of Other Included Managers:

No.    Form 13F File No.      Name
----   -----------------      ----

01     28-5534                Centurion Advisors, L.P.
02     28-5414                Centurion Investment Group, L.P.
03     28-7106                Centurion Investors, LLC

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                                                    FORM 13F AS OF 12/31/09
                                              REPORTING MANAGER: RAIFF PARTNERS, INC.
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

Column 1                    Column 2       Column 3      Column 4               Column 5    Column 6    Column 7     Column 8
Name of                     Title          Cusip        Fair Market  Shares or  SH/PRN     Investment  Other     Voting Authority
Issuer                      of Class       Number         Value      Principal  PUT/CALL   Discretion  Managers  Sole  Shared  None
                                                        X $1,000     Amount

AIRTRAN HOLDINGS INC          CS           00949P108       2,453      470,000      SH       DEFINED   1,2,3    470,000
APOLLO INVESTMENT CORP        CS           03761U106       5,342      560,000      SH       DEFINED   1,2,3    560,000
APPLE INC                     CS           037833100       6,322       30,000      SH       DEFINED   1,2,3     30,000
BARCLAYS LTD.PREFERRED A    PFD ADR        06739H776         481       21,785      SH       DEFINED   1,2,3     21,785
BRISTOL-MYERS SQUIBB          CS           110122108       5,050      200,000      SH       DEFINED   1,2,3    200,000
CACHE INC                     CS           127150308         809      177,000      SH       DEFINED   1,2,3    177,000
CARROLS RESTAURANT GROUP      CS           14574X104         927      131,170      SH       DEFINED   1,2,3    131,170
CENTURYTEL                    CS           156700106       9,053      250,000      SH       DEFINED   1,2,3    250,000
CHUBB                         CS           171232101       2,459       50,000      SH       DEFINED   1,2,3     50,000
COMMUNITY HEALTH SYSTEMS INC  CS           203668108       5,696      160,000      SH       DEFINED   1,2,3    160,000
DU PONT                       CS           263534109       5,051      150,000      SH       DEFINED   1,2,3    150,000
ENERGIZER HOLDINGS INC        CS           29266R108       1,838       30,000      SH       DEFINED   1,2,3     30,000
FORD MOTOR COMPANY            CS           345370860      11,000    1,100,000      SH       DEFINED   1,2,3  1,100,000
GENWORTH FINANCIAL INC CL A   CS CL-A      37247D106       3,519      310,000      SH       DEFINED   1,2,3    310,000
HARTFORD FINANCIAL SERVICES   CS           416515104       2,326      100,000      SH       DEFINED   1,2,3    100,000
  GROUP
HESS CORP                     CS           42809H107       9,075      150,000      SH       DEFINED   1,2,3    150,000
ISHARES S&P PREF STK INDX  US PFD STK IDX  464288687       5,505      150,000      SH       DEFINED   1,2,3    150,000
LILLY (ELI)                   CS           532457108       6,314      176,800      SH       DEFINED   1,2,3    176,800
LIMITED BRANDS INC            CS           532716107       1,924      100,000      SH       DEFINED   1,2,3    100,000
LINCOLN NATIONAL              CS           534187109       8,210      330,000      SH       DEFINED   1,2,3    330,000
MOTOROLA INC                  CS           620076109       3,104      400,000      SH       DEFINED   1,2,3    400,000
NAVIOS MARITIME PARTNERS, LP  UNIT LP      Y62267102       4,436      299,939      SH       DEFINED   1,2,3    299,939
NEW AMERICA HIGH INCOME FUND  CS           641876800         588       65,000      SH       DEFINED   1,2,3     65,000
NEW YORK COMMUNITY BANCORP    CS           649445103       6,239      430,000      SH       DEFINED   1,2,3    430,000
PIMCO HIGH INCOME FUND        CS           722014107       1,899      175,000      SH       DEFINED   1,2,3    175,000
PRUDENTIAL FINL               CS           744320102       5,971      120,000      SH       DEFINED   1,2,3    120,000
QWEST COMMUNICATIONS          CS           749121109       4,631    1,100,000      SH       DEFINED   1,2,3  1,100,000
  INTERNATIONAL INC
REYNOLDS AMERICAN INC         CS           761713106       7,946      150,000      SH       DEFINED   1,2,3    150,000
SMUCKER J M CO                CS           832696405       8,645      140,000      SH       DEFINED   1,2,3    140,000
SPDR BARCLAYS CAPITAL HY      ETF          78464A417       4,269      110,000      SH       DEFINED   1,2,3    110,000
  BOND EFT
TENET HEALTHCARE              CS           88033G100       2,237      415,000      SH       DEFINED   1,2,3    415,000
TRAVELERS COS INC             CS           89417E109       4,986      100,000      SH       DEFINED   1,2,3    100,000
ULTRA SHORT DOW 30 PROSHARES  ULSHT DW30   74347R867       4,421      150,000      SH       DEFINED   1,2,3    150,000
ULTRASHORT S&P 500 PROSHARES  ULSHT SP500  74347R883       7,010      200,000      SH       DEFINED   1,2,3    200,000
VALIDUS HOLDINGS LTD          CS           G9319H102       5,388      200,000      SH       DEFINED   1,2,3    200,000
VECTOR GROUP LTD.             CS           92240M108       1,120       80,000      SH       DEFINED   1,2,3     80,000
WELLS FARGO & CO              CS           949746101       5,398      200,000      SH       DEFINED   1,2,3    200,000


TOTAL PORTFOLIO                                          171,642


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